Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Operating Segments and Geographical Information

The following are the Company’s operating segments and geographical information:

	Net Sales to Customers[1] Years Ended 31 March
(Millions of US dollars)	2015	2014	2013
USA & Europe Fiber Cement	$1,276.5	$1,127.6	$951.4
Asia Pacific Fiber Cement	380.4	366.2	369.9

Worldwide total	$1,656.9	$1,493.8	$1,321.3

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2015	2014	2013
USA & Europe Fiber Cement[2,3]	$285.9	$237.0	$145.6
Asia Pacific Fiber Cement[2,8]	94.1	81.1	61.7
Research and Development[2]	(26.0)	(24.4)	(26.0)

Segments total	354.0	293.7	181.3
General Corporate	(19.0)	(240.6)	(151.8)

Total operating income	335.0	53.1	29.5
Net interest expense[5]	(7.5)	(1.1)	2.4
Other (expense) income	(4.9)	2.6	1.8

Worldwide total	$322.6	$54.6	$33.7

		Total Identifiable Assets 31 March
(Millions of US dollars)		2015	2014
USA & Europe Fiber Cement		$959.3	$782.6
Asia Pacific Fiber Cement		279.8	235.1
Research and Development		20.7	19.7

Segments total		1,259.8	1,037.4
General Corporate[6,7]		784.7	1,066.6

Worldwide total		$2,044.5	$2,104.0

	Net Sales to Customers[1] Years Ended 31 March
(Millions of US dollars)	2015	2014	2013
USA	$1,238.5	$1,094.6	$923.8
Australia	267.7	259.2	272.0
New Zealand	64.7	63.0	56.1
Other Countries	86.0	77.0	69.4

Worldwide total	$1,656.9	$1,493.8	$1,321.3

		Total Identifiable Assets 31 March
(Millions of US dollars)		2015	2014
USA		$956.4	$785.8
Australia		223.4	173.8
New Zealand		25.8	29.4
Other Countries		54.2	48.4

Segments total		1,259.8	1,037.4
General Corporate[6,7]		784.7	1,066.6

Worldwide total		$2,044.5	$2,104.0

1	Export sales and inter-segmental sales are not significant.

2	Research and development expenditures are expensed as incurred and are summarized by segment in the following table:

	Research & Development Years Ending 31 March
(Millions of US dollars)	2015	2014	2013
USA & Europe Fiber Cement	$6.1	$9.6	$11.9
Asia Pacific Fiber Cement	1.4	1.3	1.7
Research and Development[a]	24.2	22.2	23.6

	$31.7	$33.1	$37.2

a The Research and Development segment also included selling, general and administrative expenses of US$1.8 million, US$2.2 million and US$2.4 million in fiscal years 2015, 2014 and 2013, respectively.

3	Included in the USA and Europe Fibre Cement segment for the year ended 31 March 2013 are asset impairment charges of US$16.9 million. See Note 7 for further information.

4	The principal components of the General Corporate segment are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Also included in the General Corporate segment are the following:

	Years Ended 31 March
(Millions of US dollars)	2015	2014	2013
Asbestos Adjustments	$33.4	$(195.8)	$(117.1)
AICF SG&A expenses	2.5	2.1	1.7

5	The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest (expense) income is net AICF interest income of US$1.4 million, US$2.9 million and US$7.0 million in fiscal years 2015, 2014 and 2013, respectively.

6	The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in the General Corporate segment.

7	Asbestos-related assets at 31 March 2015 and 2014 are US$657.3 million and US$812.4 million, respectively, and are included in the General Corporate segment.

8	Included in the Asia Pacific Fibre Cement segment for the years ended 31 March 2015, 2014 and 2013 are adjustments to the provision for New Zealand weathertightness claims. See Note 14 for more information.

	Years Ended 31 March
(Millions of US dollars)	2015	2014	2013
New Zealand weathertightness claims benefit / (expense)	$4.3	$(1.8)	$(13.2)

Summary of Gross Sales by Major Customers

The following are gross sales generated by these two customers, which are all from the USA and Europe Fibre Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2015		2014		2013
		%		%		%
Customer A	$177.4	10.7%	$174.2	11.7%	$223.0	16.9%
Customer B	143.4	8.7%	139.6	9.3%	137.7	10.4%

	$320.8		$313.8		$360.7